UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of The Schedule of Investments for the period ended 9/30/15 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2015 (Unaudited)
Shares		Value

Common Stocks — 99.3%
Consumer Discretionary — 11.0%
5,000	AutoZone, Inc. *	$3,619,150
16,200	BorgWarner, Inc.	673,758
22,800	Brinker International, Inc.	1,200,876
9,300	Buffalo Wild Wings, Inc. *	1,798,899
1,900	Domino’s Pizza, Inc.	205,029
40,200	LKQ Corp. *	1,140,072
5,200	O’Reilly Automotive, Inc. *	1,300,000
39,400	TJX Companies, Inc. (The)	2,813,948
19,200	VF Corp.	1,309,632
18,600	Wolverine World Wide, Inc.	402,504
		14,463,868
Consumer Staples — 15.0%
3,300	Boston Beer Co., Inc. (The) Class A *(1)	695,013
5,800	British American Tobacco PLC ADR	638,464
14,000	Casey’s General Stores, Inc.	1,440,880
32,800	Church & Dwight Co., Inc.	2,751,920
11,000	Costco Wholesale Corp.	1,590,270
10,000	CVS Health Corp.	964,800
8,900	Edgewell Personal Care Co.	726,240
8,900	Energizer Holdings, Inc.	344,519
51,000	Flowers Foods, Inc.	1,261,740
23,000	General Mills, Inc.	1,290,990
41,000	Hormel Foods Corp.	2,595,710
12,800	Ingredion, Inc.	1,117,568
21,500	J&J Snack Foods Corp.	2,443,690
11,000	PepsiCo, Inc.	1,037,300
18,000	Reynolds American, Inc.	796,860
		19,695,964
Energy — 2.4%
2,500	Core Laboratories N.V. (1)	249,500
16,700	Enbridge, Inc.	620,071
12,000	EQT Corp.	777,240
16,000	Noble Energy, Inc.	482,880
4,400	Oceaneering International, Inc.	172,832
18,000	ONEOK, Inc.	579,600
1,900	Pioneer Natural Resources Co.	231,116
		3,113,239
Financials — 2.7%
10,000	Affiliated Managers Group, Inc. *	1,709,900
10,500	American Tower Corp. REIT	923,790
7,800	M&T Bank Corp.	951,210
		3,584,900

Shares		Value
Health Care — 14.8%
14,000	Alexion Pharmaceuticals, Inc. *	$2,189,460
4,272	Allergan PLC *	1,161,172
4,000	Becton, Dickinson & Co.	530,640
7,000	C.R. Bard, Inc.	1,304,170
11,800	Cerner Corp. *	707,528
5,100	DENTSPLY International, Inc.	257,907
19,340	Express Scripts Holding Co. *	1,565,766
15,300	Henry Schein, Inc. *	2,030,616
18,000	IDEXX Laboratories, Inc. *	1,336,500
3,500	Illumina, Inc. *	615,370
6,700	McKesson Corp.	1,239,701
19,800	Mednax, Inc. *	1,520,442
7,400	Mettler-Toledo International, Inc. *	2,107,076
53,500	Novo Nordisk A/S ADR	2,901,840
		19,468,188
Industrials — 28.8%
9,500	Acuity Brands, Inc.	1,668,010
45,000	AMETEK, Inc.	2,354,400
28,000	Canadian National Railway Co.	1,589,280
1,000	Canadian Pacific Railway Ltd.	143,570
5,000	Carlisle Companies, Inc.	436,900
13,000	Chicago Bridge & Iron Co. N.V. (1)	515,580
14,400	CLARCOR, Inc.	686,592
24,700	Danaher Corp.	2,104,687
5,700	Equifax, Inc.	553,926
4,400	Esterline Technologies Corp. *	316,316
12,100	General Dynamics Corp.	1,669,195
15,890	HEICO Corp.	776,703
19,200	IDEX Corp.	1,368,960
7,600	IHS, Inc. Class A *	881,600
11,600	ITT Corp.	387,788
8,000	J.B. Hunt Transport Services, Inc.	571,200
10,100	Kansas City Southern	917,888
18,800	Kirby Corp. *	1,164,660
7,000	Lincoln Electric Holdings, Inc.	367,010
9,000	Middleby Corp. (The) *	946,710
4,800	Parker-Hannifin Corp.	467,040
26,000	Republic Services, Inc.	1,071,200
139,800	Rollins, Inc.	3,756,426
15,400	Roper Technologies, Inc.	2,413,180
15,100	Stericycle, Inc. *	2,103,581
12,500	Teledyne Technologies, Inc. *	1,128,750
19,000	Toro Co. (The)	1,340,260
13,800	Union Pacific Corp.	1,220,058
14,100	United Technologies Corp.	1,254,759
22,000	Wabtec Corp.	1,937,100
34,200	Waste Connections, Inc.	1,661,436
		37,774,765

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2015 (Unaudited)
Shares		Value
Information Technology — 13.5%
21,400	Accenture PLC Class A	$2,102,764
10,000	Alliance Data Systems Corp. *	2,589,800
15,400	Amphenol Corp. Class A	784,784
14,800	ANSYS, Inc. *	1,304,472
9,700	Automatic Data Processing, Inc.	779,492
18,600	Cognizant Technology Solutions Corp. Class A *	1,164,546
25,600	Fiserv, Inc. *	2,217,216
17,500	MasterCard, Inc. Class A	1,577,100
24,800	Open Text Corp.	1,109,800
28,400	Salesforce.com, Inc. *	1,971,812
7,800	Ultimate Software Group, Inc. (The) *	1,396,278
7,800	WEX, Inc. *	677,352
		17,675,416
Materials — 10.5%
3,600	Airgas, Inc.	321,588
12,200	Ball Corp.	758,840
32,500	Crown Holdings, Inc. *	1,486,875
17,000	Ecolab, Inc.	1,865,240
27,600	FMC Corp.	935,916
1,700	NewMarket Corp.	606,900
12,200	Packaging Corp. of America	733,952
13,000	Praxair, Inc.	1,324,180
14,000	Scotts Miracle-Gro Co. (The) Class A	851,480
12,300	Sigma-Aldrich Corp.	1,708,716
31,600	Silgan Holdings, Inc.	1,644,464
20,400	Valspar Corp. (The) (1)	1,466,352
		13,704,503
Utilities — 0.6%
25,000	ITC Holdings Corp.	833,500
	Total Common Stocks
	(Cost $67,204,353)	130,314,343

Shares		Value

Short-Term Investments — 2.8%
Money Market Funds — 2.8%
1,181,094	State Street Institutional Liquid Reserves Fund	1,181,094
2,530,511	State Street Navigator Securities Lending Prime Portfolio (2)	2,530,511
	Total Short-Term Investments
	(Cost $3,711,605)	3,711,605
	Total Investments — 102.1%
	(Cost $70,915,958)	$134,025,948
Excess Of Liabilities Over Cash And Other Assets — (2.1)%		(2,727,763)
Net Assets (3) —100.0%		$131,298,185
Net Asset Value Per Outstanding Share
($131,298,185 ÷ 6,612,815 shares outstanding)		$19.86

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $2,517,440.
(2)	Securities with an aggregate market value of $2,517,440 were out on loan in exchange for $2,530,511 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $70,915,958, aggregate gross unrealized appreciation was $64,479,884, aggregate gross unrealized depreciation was $1,369,894 and the net unrealized appreciation was $63,109,990.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$130,314,343	$-	$-	$130,314,343
Short-Term Investments	3,711,605	-	-	3,711,605
Total Investments in Securities	$134,025,948	$-	$-	$134,025,948
*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015